Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statements Of Financial Condition [Abstract]
Cost of foreign currencies	$ 7,615,973	$ 6,830,250
Redeemable capital shares, par value
Redeemable capital shares, issued	1,800,000	2,200,000
Redeemable capital shares, outstanding	1,800,000	2,200,000